Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of federal statutory income tax
Loss before income taxes	$ (50,525)	$ (67,495)	$ (176,096)
Tax computed at statutory rate	(17,683)	(23,624)	(61,634)
Tax computed at statutory rate, rate	35.00%	35.00%	35.00%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,040)	(3,949)	(8,514)
State taxes, net of federal benefit, rate	6.00%	5.90%	4.80%
Tax exempt interest (net)	(638)	(900)	(1,233)
Tax exempt interest (net), rate	1.30%	1.30%	0.70%
BOLI	(695)	(1,037)	(726)
BOLI, rate	1.40%	1.50%	0.40%
Nondeductible goodwill			18,980
Nondeductible goodwill, rate			(10.80%)
Valuation allowance	21,981	29,524	61,892
Valuation allowance, rate	(43.50%)	(43.70%)	(35.10%)
Other, net	41	(4)	557
Other, net, rate	(0.10%)	0.00%	(0.30%)
Income tax (benefit) provision	$ (34)	$ 10	$ 9,322
Total income tax (benefit) expense, rate	0.10%	0.00%	(5.30%)